Note 10 - Share-based Compensation (Details Textual) - USD ($)	1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2015	May 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				1,464,091				1,464,091		1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				303,672				303,672		296,581
Share-based Compensation				$ 174,000			$ 186,000	$ 523,000	$ 1,223,000	$ 1,397,000	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 492,000				$ 492,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								1 year 87 days
Stock Issued During Period, Shares, New Issues	200,000		550,000
Stock Issued During Period, Shares, Warrants Exchanged		21,277,220
Class of Warrant or Right, Exchanged During Period, Exercise Price		$ 0.58
Stock Issued During Period, Value, Issued for Services										$ 172,000	$ 550,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues										8,410,001	5,610,351
Stock Issued During Period, Shares, Issued for Services				0			0	0	76,000	76,055	355,000
Stock Issued During Period, Value, Issued for Services										$ 172,000	$ 550,000
Stock Options Employees and Directors [Member]
Allocated Share-based Compensation Expense										1,400,000	43,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized										$ 1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										1 year 255 days
Stock Options and Warrants Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0			0	0	0
Allocated Share-based Compensation Expense				$ 0			$ 0	$ 0	$ 3,000	$ 3,000	$ 8,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										0	0
Warrants Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										300,000	0
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										1,300,000
Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,825,000				1,825,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number										1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										296,581
Share-based Compensation										$ 1,400,000	$ 51,000
Twenty Ten Stock Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							0		250,000	250,000
Twenty Ten Stock Incentive Plan [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										1,050,000
Twenty Ten Stock Incentive Plan [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0				0			0
Allocated Share-based Compensation Expense				$ 174,000			$ 186,000	$ 523,000	$ 1.20
Twenty Ten Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years		3 years
Twenty Ten Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								5 years		5 years
Employee Stock Purchase Plan [Member]
Allocated Share-based Compensation Expense										$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate										10.00%